Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net assets acquired
Goodwill	kr 27,815	kr 43,387
Acquisitions 2015-2017 [member]
Disclosure of consideration transferred business combinations line items [Line Items]
Total consideration, including cash	62	920	kr 2,119
Acquisition-related costs1)	49	4	19
Net assets acquired
Cash and cash equivalents		139	271
Property, plant and equipment	12	19	45
Intangible assets	101	817	445
Other assets	1	290	572
Other liabilities	25	(290)	(379)
Total identifiable net assets	139	975	954
Goodwill	(77)	(55)	1,165
Total	kr 62	kr 920	kr 2,119